Accounting for Derivative Instruments and Hedging Activities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Nov. 17, 2011	Dec. 31, 2010
Derivative
Notional amount of interest rate derivatives	$ 2,121	$ 686	$ 2,782
Cash collateral paid	311		323
Cash collateral received	258		408
Fair value of the derivative instrument
Derivative assets	4,666		2,722
Derivative liabilities	4,215		2,050
Designated as Hedging Instrument [Member]
Fair value of the derivative instrument
Derivative assets	318		609
Derivative liabilities	108		90
Designated as Hedging Instrument [Member] | Interest rate contracts current
Fair value of the derivative instrument
Derivative assets	0		0
Derivative liabilities	39		17
Designated as Hedging Instrument [Member] | Interest rate contracts long-term
Fair value of the derivative instrument
Derivative assets	0		0
Derivative liabilities	68		71
Designated as Hedging Instrument [Member] | Commodity contracts current
Fair value of the derivative instrument
Derivative assets	318		392
Derivative liabilities	0		2
Designated as Hedging Instrument [Member] | Commodity contracts long-term
Fair value of the derivative instrument
Derivative assets	0		217
Derivative liabilities	1		0
Not Designated as Hedging Instrument [Member]
Fair value of the derivative instrument
Derivative assets	4,348		2,113
Derivative liabilities	4,107		1,960
Not Designated as Hedging Instrument [Member] | Interest rate contracts long-term
Fair value of the derivative instrument
Derivative assets	0		0
Derivative liabilities	1		0
Not Designated as Hedging Instrument [Member] | Commodity contracts current
Fair value of the derivative instrument
Derivative assets	3,898		1,572
Derivative liabilities	3,712		1,666
Not Designated as Hedging Instrument [Member] | Commodity contracts long-term
Fair value of the derivative instrument
Derivative assets	450		541
Derivative liabilities	$ 394		$ 294
Emissions | Short Ton
Derivative
Net notional volume buy/(sell) of open derivative transactions	(2,000,000)		0
Coal | Short Ton
Derivative
Net notional volume buy/(sell) of open derivative transactions	37,000,000		34,000,000
Natural Gas | MMBtu
Derivative
Net notional volume buy/(sell) of open derivative transactions	13,000,000		(175,000,000)
Oil | Barrel
Derivative
Net notional volume buy/(sell) of open derivative transactions	1,000,000		1,000,000
Power | MWh
Derivative
Net notional volume buy/(sell) of open derivative transactions	4,000,000		5,000,000
Capacity | MW/Day
Derivative
Net notional volume buy/(sell) of open derivative transactions	0		(1,000,000)